Expense Example - AMERICAN FUNDS CORPORATE BOND FUND	May 31, 2024 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 445
Expense Example, with Redemption, 3 Years	596
Expense Example, with Redemption, 5 Years	760
Expense Example, with Redemption, 10 Years	1,235
Class 529-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	422
Expense Example, with Redemption, 3 Years	577
Expense Example, with Redemption, 5 Years	746
Expense Example, with Redemption, 10 Years	1,235
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	247
Expense Example, with Redemption, 3 Years	458
Expense Example, with Redemption, 5 Years	791
Expense Example, with Redemption, 10 Years	1,536
Class 529-C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	251
Expense Example, with Redemption, 3 Years	470
Expense Example, with Redemption, 5 Years	812
Expense Example, with Redemption, 10 Years	1,301
Class 529-E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	289
Expense Example, with Redemption, 5 Years	503
Expense Example, with Redemption, 10 Years	1,119
Class 529-T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	324
Expense Example, with Redemption, 3 Years	483
Expense Example, with Redemption, 5 Years	656
Expense Example, with Redemption, 10 Years	1,156
Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	319
Expense Example, with Redemption, 3 Years	467
Expense Example, with Redemption, 5 Years	629
Expense Example, with Redemption, 10 Years	1,098
Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	226
Expense Example, with Redemption, 5 Years	394
Expense Example, with Redemption, 10 Years	882
Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	140
Expense Example, with Redemption, 5 Years	245
Expense Example, with Redemption, 10 Years	554
Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	102
Expense Example, with Redemption, 5 Years	179
Expense Example, with Redemption, 10 Years	405
Class 529-F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	239
Expense Example, with Redemption, 5 Years	416
Expense Example, with Redemption, 10 Years	929
Class 529-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	137
Expense Example, with Redemption, 5 Years	240
Expense Example, with Redemption, 10 Years	541
Class 529-F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	118
Expense Example, with Redemption, 5 Years	207
Expense Example, with Redemption, 10 Years	467
Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	144
Expense Example, with Redemption, 3 Years	448
Expense Example, with Redemption, 5 Years	775
Expense Example, with Redemption, 10 Years	1,701
Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	142
Expense Example, with Redemption, 3 Years	442
Expense Example, with Redemption, 5 Years	765
Expense Example, with Redemption, 10 Years	1,679
Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	305
Expense Example, with Redemption, 5 Years	530
Expense Example, with Redemption, 10 Years	1,177
Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	210
Expense Example, with Redemption, 5 Years	367
Expense Example, with Redemption, 10 Years	822
Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	118
Expense Example, with Redemption, 5 Years	207
Expense Example, with Redemption, 10 Years	467
Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	102
Expense Example, with Redemption, 5 Years	179
Expense Example, with Redemption, 10 Years	405
Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	355
Expense Example, with Redemption, 5 Years	616
Expense Example, with Redemption, 10 Years	1,362
Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	150
Expense Example, with Redemption, 5 Years	262
Expense Example, with Redemption, 10 Years	$ 590